The Gabelli Asset Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.6%
	Aerospace — 1.5%
490,000	Aerojet Rocketdyne Holdings Inc.†	$17,409,700
5,000	Lockheed Martin Corp.	1,500,800
6,000	Northrop Grumman Corp.	1,617,600
1,266,100	Rolls-Royce Holdings plc	14,894,130

		35,422,230

	Agriculture — 0.4%
220,000	Archer-Daniels-Midland Co.	9,488,600
2,200	Nutrien Ltd.	116,072
25,000	The Mosaic Co.	682,750

		10,287,422

	Airlines — 0.0%
4,328	American Airlines Group Inc.	137,457
100,000	American Airlines Group Inc., Escrow†	15,000

		152,457

	Automotive — 0.9%
5,000	Ferrari NV	669,000
10,000	General Motors Co.	371,000
389,000	Navistar International Corp.†	12,564,700
91,500	PACCAR Inc.	6,234,810
3,000	Volkswagen AG	488,300

		20,327,810

	Automotive: Parts and Accessories — 3.3%
138,000	BorgWarner Inc.	5,300,580
85,000	Brembo SpA	963,980
355,000	Dana Inc.	6,297,700
18,600	Garrett Motion Inc.†	273,978
393,000	Genuine Parts Co.	44,027,790
43,000	Modine Manufacturing Co.†	596,410
31,200	O’Reilly Automotive Inc.†	12,114,960
30,000	Standard Motor Products Inc.	1,473,000
35,000	Superior Industries International Inc.	166,600
40,000	Tenneco Inc., Cl. A	886,400
37,000	Visteon Corp.†	2,491,950

		74,593,348

	Aviation: Parts and Services — 0.8%
1,700,000	BBA Aviation plc	5,513,298
46,500	Curtiss-Wright Corp.	5,270,310
110,500	Kaman Corp.	6,457,620

		17,241,228

	Broadcasting — 2.2%
276,600	CBS Corp., Cl. A, Voting	13,168,926
18,000	Cogeco Inc.	1,059,244
40,000	Corus Entertainment Inc., New York, Cl. B	177,016
35,250	Liberty Broadband Corp., Cl. A†	3,230,310
88,682	Liberty Broadband Corp., Cl. C†	8,135,687

Shares		Market Value

33,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	$1,123,320
61,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	2,138,050
50,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	1,909,000
205,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	7,839,200
330,000	MSG Networks Inc., Cl. A†	7,177,500
10,000	Naspers Ltd., Cl. N	2,309,375
70,000	Sirius XM Holdings Inc.	396,900
250,000	Television Broadcasts Ltd.	484,717
40,000	Tokyo Broadcasting System Holdings Inc.	731,210
32,000	Tribune Media Co., Cl. A	1,476,480

		51,356,935

	Building and Construction — 1.0%
76,666	Arcosa Inc.	2,342,146
37,000	Assa Abloy AB, Cl. B	798,716
145,000	Fortune Brands Home & Security Inc.	6,903,450
92,000	Herc Holdings Inc.†	3,586,160
269,900	Johnson Controls International plc	9,970,106

		23,600,578

	Business Services — 3.1%
10,000	Blucora Inc.†	333,800
240,495	Clear Channel Outdoor Holdings Inc., Cl. A†	1,286,648
9,300	Diebold Nixdorf Inc.†	102,951
27,000	Ecolab Inc.	4,766,580
56,532	Fly Leasing Ltd., ADR†	782,403
94,000	Live Nation Entertainment Inc.†	5,972,760
96,000	Macquarie Infrastructure Corp.	3,957,120
138,000	Mastercard Inc., Cl. A	32,492,100
2,400	MSC Industrial Direct Co. Inc., Cl. A	198,504
8,000	ServiceMaster Global Holdings Inc.†	373,600
30,000	The Brink’s Co.	2,262,300
415,000	The Interpublic Group of Companies Inc.	8,719,150
24,000	Vectrus Inc.†	638,160
61,000	Visa Inc., Cl. A	9,527,590

		71,413,666

	Cable and Satellite — 3.8%
129,000	AMC Networks Inc., Cl. A†	7,322,040
5,000	Charter Communications Inc., Cl. A†	1,734,550
393,000	Comcast Corp., Cl. A	15,712,140
288,200	DISH Network Corp., Cl. A†	9,133,058
92,000	EchoStar Corp., Cl. A†	3,353,400
147,900	Liberty Global plc, Cl. A†	3,685,668
372,000	Liberty Global plc, Cl. C†	9,006,120
20,857	Liberty Latin America Ltd., Cl. A†	403,374
40,000	Liberty Latin America Ltd., Cl. C†	778,000
570,000	Rogers Communications Inc., New York, Cl. B	30,677,400

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
238,000	Shaw Communications Inc., New York, Cl. B	$4,959,920

		86,765,670

	Communications Equipment — 0.2%
110,000	Corning Inc.	3,641,000
7,000	Harris Corp.	1,117,970

		4,758,970

	Computer Hardware — 0.0%
6,000	Apple Inc.	1,139,700

	Computer Software and Services — 1.2%
5,000	Alphabet Inc., Cl. C†	5,866,550
70,000	eBay Inc.	2,599,800
34,000	Fidelity National Information Services Inc.	3,845,400
290,000	Hewlett Packard Enterprise Co.	4,474,700
70,000	Internap Corp.†	347,200
5,000	Microsoft Corp.	589,700
7,992	NetScout Systems Inc.†	224,335
55,000	Rockwell Automation Inc.	9,650,300

		27,597,985

	Consumer Products — 4.3%
30,000	Brunswick Corp.	1,509,900
11,000	Christian Dior SE	5,240,504
55,000	Church & Dwight Co. Inc.	3,917,650
190,000	Edgewell Personal Care Co.†	8,339,100
230,000	Energizer Holdings Inc.	10,333,900
10,000	Essity AB, Cl. A	287,718
50,000	Essity AB, Cl. B	1,441,816
3,400	Givaudan SA	8,686,518
30,000	Harley-Davidson Inc.	1,069,800
2,000	Hermes International	1,319,633
5,000	National Presto Industries Inc.	542,750
42,000	Reckitt Benckiser Group plc	3,491,156
100,000	Sally Beauty Holdings Inc.†	1,841,000
10,000	Svenska Cellulosa AB, Cl. A	97,340
42,000	Svenska Cellulosa AB, Cl. B	364,106
826,400	Swedish Match AB	42,123,085
4,000	The Estee Lauder Companies Inc., Cl. A	662,200
32,000	The Procter & Gamble Co.	3,329,600
30,000	Unilever plc, ADR	1,731,600
35,000	Wolverine World Wide Inc.	1,250,550

		97,579,926

	Consumer Services — 1.6%
5,000	Allegion plc	453,550
85,000	GCI Liberty Inc., Cl. A†	4,726,850
45,500	IAC/InterActiveCorp.†	9,560,005
20,000	Liberty Expedia Holdings Inc., Cl. A†	856,000
10,000	Marriott Vacations Worldwide Corp.	935,000
273,600	Qurate Retail Inc.†	4,372,128

Shares		Market Value

375,000	Rollins Inc.	$15,607,500

		36,511,033

	Diversified Industrial — 5.3%
500	Acuity Brands Inc.	60,005
5,000	Anixter International Inc.†	280,550
10,000	Colfax Corp.†	296,800
307,700	Crane Co.	26,037,574
97,000	Eaton Corp. plc	7,814,320
16,000	EnPro Industries Inc.	1,031,200
136,000	Greif Inc., Cl. A	5,610,000
206,000	Honeywell International Inc.	32,737,520
24,000	Ingersoll-Rand plc	2,590,800
220,000	ITT Inc.	12,760,000
30,000	Jardine Matheson Holdings Ltd.	1,870,800
124,000	Jardine Strategic Holdings Ltd.	4,641,320
250,000	Myers Industries Inc.	4,277,500
30,000	nVent Electric plc	809,400
30,000	Pentair plc	1,335,300
12,000	Sulzer AG	1,170,173
185,000	Textron Inc.	9,372,100
320,000	Toray Industries Inc.	2,041,036
230,000	Trinity Industries Inc.	4,997,900
4,000	Waters Corp.†	1,006,840

		120,741,138

	Electronics — 2.6%
78,000	Cypress Semiconductor Corp.	1,163,760
1,200	Fortive Corp.	100,668
8,000	Kyocera Corp., ADR	471,240
1,500	Mettler-Toledo International Inc.†	1,084,500
100,667	Resideo Technologies Inc.†	1,941,866
2,200	Samsung Electronics Co. Ltd., GDR	2,158,200
834,000	Sony Corp., ADR	35,228,160
37,000	TE Connectivity Ltd.	2,987,750
100,000	Texas Instruments Inc.	10,607,000
15,000	Thermo Fisher Scientific Inc.	4,105,800

		59,848,944

	Energy and Utilities — 3.2%
10,000	Anadarko Petroleum Corp.	454,800
90,000	BP plc, ADR	3,934,800
97,000	Chevron Corp.	11,948,460
9,000	ConocoPhillips	600,660
113,000	Devon Energy Corp.	3,566,280
199,000	El Paso Electric Co.	11,705,180
34,000	Enbridge Inc.	1,232,840
90,000	EOG Resources Inc.	8,566,200
26,000	Exxon Mobil Corp.	2,100,800
160,000	Halliburton Co.	4,688,000
65,000	Kinder Morgan Inc.	1,300,650
30,000	KLX Energy Services Holdings Inc.†	754,200
13,000	Marathon Petroleum Corp.	778,050

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
224,000	National Fuel Gas Co.	$13,655,040
49,200	Oceaneering International Inc.†	775,884
5,000	Phillips 66	475,850
47,727	Southwest Gas Holdings Inc.	3,926,023
95,000	The AES Corp.	1,717,600
255,000	Weatherford International plc†	177,990

		72,359,307

	Entertainment — 5.7%
195,500	Discovery Inc., Cl. A†	5,282,410
542,000	Discovery Inc., Cl. C†	13,777,640
293,333	Fox Corp., Cl. A†	10,768,254
31,666	Fox Corp., Cl. B†	1,136,176
755,000	Grupo Televisa SAB, ADR	8,350,300
45,000	Liberty Media Corp.- Liberty Braves, Cl. A†	1,257,300
138,071	Liberty Media Corp.- Liberty Braves, Cl. C†	3,834,232
14,000	Lions Gate Entertainment Corp., Cl. B	211,400
2,380	Modern Times Group MTG AB, Cl. B	30,488
10,000	MultiChoice Group Ltd.†	83,652
2,380	Nordic Entertainment Group AB, Cl. B†	55,805
133,433	The Madison Square Garden Co., Cl. A†	39,113,215
273,817	The Walt Disney Co.	30,401,902
416,500	Viacom Inc., Cl. A	13,515,425
39,000	Viacom Inc., Cl. B	1,094,730
50,000	Vivendi SA	1,448,747

		130,361,676

	Environmental Services — 3.0%
518,000	Republic Services Inc.	41,636,840
20,000	Stericycle Inc.†	1,088,400
78,000	Waste Connections Inc.	6,910,020
175,000	Waste Management Inc.	18,184,250

		67,819,510

	Equipment and Supplies — 8.6%
690,000	AMETEK Inc.	57,249,300
12,000	Amphenol Corp., Cl. A	1,133,280
12,000	AZZ Inc.	491,160
91,000	CIRCOR International Inc.†	2,966,600
110,000	Crown Holdings Inc.†	6,002,700
155,000	CTS Corp.	4,552,350
4,670	Danaher Corp.	616,533
508,900	Donaldson Co. Inc.	25,475,534
540,000	Flowserve Corp.	24,375,600
157,000	Graco Inc.	7,774,640
180,400	IDEX Corp.	27,373,896
50,000	Interpump Group SpA	1,631,032
16,000	Lawson Products Inc.†	501,760
130,000	Mueller Industries Inc.	4,074,200

Shares		Market Value

170,000	Sealed Air Corp.	$7,830,200
23,250	The Manitowoc Co. Inc.†	381,534
50,000	The Timken Co.	2,181,000
20,000	The Toro Co.	1,376,800
75,000	The Weir Group plc	1,521,920
22,500	Valmont Industries Inc.	2,927,250
196,000	Watts Water Technologies Inc., Cl. A	15,840,720

		196,278,009

	Financial Services — 9.8%
12,600	Alleghany Corp.†	7,716,240
54,000	AllianceBernstein Holding LP	1,560,060
249,000	American Express Co.	27,215,700
3,000	Ameriprise Financial Inc.	384,300
36,000	Argo Group International Holdings Ltd.	2,543,760
50,000	Bank of America Corp.	1,379,500
120	Berkshire Hathaway Inc., Cl. A†	36,145,800
5,000	BKF Capital Group Inc.†	52,500
26,000	Citigroup Inc.	1,617,720
40,000	GAM Holding AG	124,931
80,000	H&R Block Inc.	1,915,200
46,000	Interactive Brokers Group Inc., Cl. A	2,386,480
35,000	Jefferies Financial Group Inc.	657,650
127,800	JPMorgan Chase & Co.	12,937,194
79,432	Kinnevik AB, Cl. A	2,097,443
50,000	Kinnevik AB, Cl. B	1,295,000
169,000	KKR & Co. Inc., Cl. A	3,969,810
157,000	Legg Mason Inc.	4,297,090
2,500	LendingTree Inc.†	878,900
40,000	Loews Corp.	1,917,200
33,500	M&T Bank Corp.	5,260,170
80,000	Marsh & McLennan Companies Inc.	7,512,000
89,000	PayPal Holdings Inc.†	9,241,760
20,000	Popular Inc.	1,042,600
145,000	State Street Corp.	9,542,450
19,000	SunTrust Banks Inc.	1,125,750
32,000	T. Rowe Price Group Inc.	3,203,840
611,000	The Bank of New York Mellon Corp.	30,812,730
80,000	The Blackstone Group LP	2,797,600
13,500	The Goldman Sachs Group Inc.	2,591,865
63,000	The Hartford Financial Services Group Inc.	3,132,360
130,000	The PNC Financial Services Group Inc.	15,945,800
10,000	Value Line Inc.	246,900
10,000	W. R. Berkley Corp.	847,200
136,000	Waddell & Reed Financial Inc., Cl. A	2,351,440
370,000	Wells Fargo & Co.	17,878,400

		224,625,343

	Food and Beverage — 15.3%
915,900	Brown-Forman Corp., Cl. A	46,866,603
209,600	Brown-Forman Corp., Cl. B	11,062,688
46,000	Campbell Soup Co.	1,753,980
800,000	China Mengniu Dairy Co. Ltd.	2,975,815

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
35,000	Chr. Hansen Holding A/S	$3,547,646
25,000	Coca-Cola European Partners plc	1,293,500
16,500	Coca-Cola HBC AG	561,977
345,000	Conagra Brands Inc.	9,570,300
29,000	Constellation Brands Inc., Cl. A	5,084,570
40,000	Crimson Wine Group Ltd.†	329,200
205,000	Danone SA	15,795,942
826,200	Davide Campari-Milano SpA	8,109,450
251,500	Diageo plc, ADR	41,147,915
80,000	Farmer Brothers Co.†	1,600,800
315,000	Flowers Foods Inc.	6,715,800
40,000	Fomento Economico Mexicano SAB de CV, ADR	3,691,200
380,000	General Mills Inc.	19,665,000
1,900,000	Grupo Bimbo SAB de CV, Cl. A	3,963,421
10,000	Heineken Holding NV	1,001,728
86,500	Heineken NV	9,128,755
20,000	Heineken NV, ADR	1,056,300
2,000	Ingredion Inc.	189,380
160,000	ITO EN Ltd.	8,301,002
11,000	John Bean Technologies Corp.	1,010,790
33,000	Kellogg Co.	1,893,540
74,300	Kerry Group plc, Cl. A	8,251,296
410,000	Kikkoman Corp.	20,087,521
67,000	Lamb Weston Holdings Inc.	5,020,980
19,800	LVMH Moet Hennessy Louis Vuitton SE	7,282,907
65,000	Maple Leaf Foods Inc.	1,503,461
23,000	MEIJI Holdings Co. Ltd.	1,865,650
386,000	Mondelēz International Inc., Cl. A	19,269,120
48,000	Morinaga Milk Industry Co. Ltd.	1,626,275
3,500	National Beverage Corp.	202,055
48,000	Nestlé SA	4,574,642
133,000	Nissin Foods Holdings Co. Ltd.	9,120,274
73,000	PepsiCo Inc.	8,946,150
67,000	Pernod Ricard SA	12,025,217
106,000	Post Holdings Inc.†	11,596,400
93,000	Remy Cointreau SA	12,404,034
17,000	Suntory Beverage & Food Ltd.	797,618
21,000	The Coca-Cola Co.	984,060
35,000	The Hain Celestial Group Inc.†	809,200
22,000	The J.M. Smucker Co.	2,563,000
13,000	The Kraft Heinz Co.	424,450
340,000	Tingyi (Cayman Islands) Holding Corp.	560,462
137,000	Tootsie Roll Industries Inc.	5,101,880
5,000	Tyson Foods Inc., Cl. A	347,150
148,300	Yakult Honsha Co. Ltd.	10,356,781

		352,037,885

	Health Care — 4.8%
15,000	Abbott Laboratories	1,199,100
10,000	Alexion Pharmaceuticals Inc.†	1,351,800

Shares		Market Value

19,500	Allergan plc	$2,854,995
47,000	AmerisourceBergen Corp.	3,737,440
30,500	Amgen Inc.	5,794,390
6,000	Anthem Inc.	1,721,880
20,000	Bausch Health Cos. Inc.†	494,000
42,000	Baxter International Inc.	3,415,020
7,500	Becton, Dickinson and Co.	1,872,975
9,000	Biogen Inc.†	2,127,420
6,300	Bio-Rad Laboratories Inc., Cl. A†	1,925,784
400,000	BioScrip Inc.†	800,000
26,000	Boston Scientific Corp.†	997,880
125,000	Bristol-Myers Squibb Co.	5,963,750
50,000	Cardiovascular Systems Inc.†	1,933,000
9,000	Celgene Corp.†	849,060
17,000	Chemed Corp.	5,441,190
18,000	Cigna Corp.	2,894,760
15,000	CONMED Corp.	1,247,700
23,600	Covetrus Inc.†	751,660
25,000	DaVita Inc.†	1,357,250
121,000	Demant A/S†	3,577,967
10,000	DENTSPLY SIRONA Inc.	495,900
6,000	Eli Lilly & Co.	778,560
160,000	Evolent Health Inc., Cl. A†	2,012,800
20,000	Gerresheimer AG	1,503,152
12,500	HCA Healthcare Inc.	1,629,750
61,000	Henry Schein Inc.†	3,666,710
40,000	Indivior plc†	50,046
10,000	Integer Holdings Corp.†	754,200
48,000	Johnson & Johnson	6,709,920
11,000	Laboratory Corp. of America Holdings†	1,682,780
10,000	Ligand Pharmaceuticals Inc.†	1,257,100
10,000	McKesson Corp.	1,170,600
25,000	Medtronic plc	2,277,000
97,000	Merck & Co. Inc.	8,067,490
30,000	Mylan NV†	850,200
25,000	Nevro Corp.†	1,562,750
27,322	Orthofix Medical Inc.†	1,541,234
73,321	Osiris Therapeutics Inc.†	1,393,099
44,600	Patterson Cos. Inc.	974,510
17,500	Perrigo Co. plc	842,800
25,000	PetIQ Inc.†	785,250
39,000	Quidel Corp.†	2,553,330
400	Regeneron Pharmaceuticals Inc.†	164,248
55,000	Roche Holding AG, ADR	1,891,450
12,000	Stryker Corp.	2,370,240
65,442	Takeda Pharmaceutical Co. Ltd., ADR	1,333,054
4,000	The Cooper Companies Inc.	1,184,680
8,000	UnitedHealth Group Inc.	1,978,080
43,000	Wright Medical Group NV†	1,352,350
39,000	Zimmer Biomet Holdings Inc.	4,980,300

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
7,000	Zoetis Inc.	$704,690

		110,827,294

	Hotels and Gaming — 1.4%
14,000	Accor SA	567,092
45,000	Belmond Ltd., Cl. A†	1,121,850
10,500	Churchill Downs Inc.	947,730
350,000	Genting Singapore Ltd.	268,585
32,000	Hyatt Hotels Corp., Cl. A	2,322,240
44,000	Las Vegas Sands Corp.	2,682,240
4,650,000	Mandarin Oriental International Ltd.	9,067,500
390,000	MGM Resorts International	10,007,400
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,878,999
37,000	Universal Entertainment Corp.	1,115,041
6,000	Wyndham Destinations Inc.	242,940
7,000	Wyndham Hotels & Resorts Inc.	349,930
10,000	Wynn Resorts Ltd.	1,193,200

		32,764,747

	Machinery — 4.3%
120,000	Caterpillar Inc.	16,258,800
1,405,000	CNH Industrial NV	14,331,000
218,600	CNH Industrial NV, Borsa ltaliana	2,222,635
211,000	Deere & Co.	33,726,240
50,000	Mueller Water Products Inc., Cl. A	502,000
93,000	Welbilt Inc.†	1,523,340
379,000	Xylem Inc.	29,956,160

		98,520,175

	Manufactured Housing and Recreational Vehicles — 0.2%
31,500	Cavco Industries Inc.†	3,702,195
20,000	Nobility Homes Inc.	450,000
29,800	Skyline Champion Corp.	566,200

		4,718,395

	Metals and Mining — 2.0%
56,000	Agnico Eagle Mines Ltd.	2,436,000
165,000	Barrick Gold Corp.	2,262,150
15,000	Cleveland-Cliffs Inc.	149,850
90,000	Franco-Nevada Corp.	6,754,500
140,000	Freeport-McMoRan Inc.	1,804,600
45,000	Kinross Gold Corp.†	154,800
24,000	New Hope Corp. Ltd.	51,294
518,000	Newmont Mining Corp.	18,528,860
120,000	Royal Gold Inc.	10,911,600
70,009	TimkenSteel Corp.†	760,298
150,000	Turquoise Hill Resources Ltd.†	249,000
84,000	Wheaton Precious Metals Corp.	2,000,880

		46,063,832

	Publishing — 1.3%
52,000	Meredith Corp.	2,873,520

Shares		Market Value

128,000	News Corp., Cl. A	$1,592,320
103,000	S&P Global Inc.	21,686,650
190,000	The E.W. Scripps Co., Cl. A	3,990,000
10,000	The New York Times Co., Cl. A	328,500

		30,470,990

	Real Estate — 0.8%
16,500	Brookfield Asset Management Inc., Cl. A	769,725
104,000	Griffin Industrial Realty Inc.	3,624,400
10,000	Host Hotels & Resorts Inc., REIT	189,000
80,000	Ryman Hospitality Properties Inc., REIT	6,579,200
240,000	The St. Joe Co.†	3,957,600
95,000	Weyerhaeuser Co., REIT	2,502,300

		17,622,225

	Retail — 1.6%
36,000	Aaron’s Inc.	1,893,600
104,000	AutoNation Inc.†	3,714,880
45,000	Costco Wholesale Corp.	10,896,300
130,000	CVS Health Corp.	7,010,900
100,000	Macy’s Inc.	2,403,000
8,000	Rush Enterprises Inc., Cl. B	332,240
43,000	The Cheesecake Factory Inc.	2,103,560
21,000	The Home Depot Inc.	4,029,690
122,700	The Kroger Co.	3,018,420
25,000	Walgreens Boots Alliance Inc.	1,581,750

		36,984,340

	Specialty Chemicals — 1.5%
20,000	Ashland Global Holdings Inc.	1,562,600
50,000	DowDuPont Inc.	2,665,500
440,000	Ferro Corp.†	8,329,200
8,000	GCP Applied Technologies Inc.†	236,800
113,000	H.B. Fuller Co.	5,496,320
55,000	International Flavors & Fragrances Inc.	7,083,450
9,000	Linde plc	1,583,370
340,000	OMNOVA Solutions Inc.†	2,386,800
50,000	Sensient Technologies Corp.	3,389,500
18,000	SGL Carbon SE†	159,009
47,000	Valvoline Inc.	872,320

		33,764,869

	Telecommunications — 2.3%
65,000	CenturyLink Inc.	779,350
135,000	Cincinnati Bell Inc.†	1,287,900
160,000	Deutsche Telekom AG, ADR	2,653,600
30,000	Hellenic Telecommunications Organization SA	401,813
25,000	Hellenic Telecommunications Organization SA, ADR	166,500
32,000	Intelsat SA†	501,120
87,607	Loral Space & Communications Inc.†	3,158,232
6,000	Orange SA, ADR	97,800
400,000	Sprint Corp.†	2,260,000

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Telecommunications (Continued)
2,815,600	Telecom Italia SpA†	$1,751,025
175,000	Telecom Italia SpA, ADR†	1,099,000
39,981	Telefonica Brasil SA, ADR	482,571
245,000	Telefonica SA, ADR	2,048,200
939,510	Telephone & Data Systems Inc.	28,871,142
230,000	Telesites SAB de CV†	148,592
145,000	VEON Ltd., ADR	303,050
100,000	Verizon Communications Inc.	5,913,000
32,000	Zayo Group Holdings Inc.†	909,440

		52,832,335

	Transportation — 0.9%
272,000	GATX Corp.	20,772,640
4,000	Kansas City Southern	463,920

		21,236,560

	Wireless Communications — 0.7%
115,000	America Movil SAB de CV, Cl. L, ADR	1,642,200
14,000	Millicom International Cellular SA	857,780
51,000	Millicom International Cellular SA, SDR	3,096,544
208,000	NTT DoCoMo Inc.	4,600,848
20,000	Tim Participacoes SA, ADR	301,600
42,000	T-Mobile US Inc.†	2,902,200
56,000	United States Cellular Corp.†	2,570,960

		15,972,132

	TOTAL COMMON STOCKS	2,284,598,664

Shares		Market Value

	CLOSED-END FUNDS — 0.3%
82,000	Altaba Inc.†	$6,077,840
11,417	Royce Global Value Trust Inc.	114,855
87,450	Royce Value Trust Inc.	1,203,312

	TOTAL CLOSED-END FUNDS	7,396,007

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%, 01/15/32	520,217

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp.†(a)	200

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$ 2,528,000	U.S. Treasury Bill, 2.427%††, 06/20/19	2,514,748

	TOTAL INVESTMENTS — 100.0% (Cost $734,555,407)	$2,295,029,836

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt